Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Macro Agro SAU [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination [text block]
The fair value of the assets identified and liabilities assumed as of the acquisition date is as follows (figures stated in thousands of pesos in constant currency as of December 31, 2023):

Composition	Fair value recognized on acquisition
Assets
Cash and deposits in banks	47,782
Debt securities at fair value through profit or loss	986,466
Loans and other financing	138,047
Financial assets delivered as guarantee	1,899,588
Other financial assets	7,393,142
Property, plant and equipment	133,492
Intangible assets	29,675
Other non-financial assets	109,667

10,737,859

Composition (contd.)	Fair value recognized on acquisition
Liabilities
Other financial liabilities	7,325,831
Provisions	20,666
Current income tax liabilities	124,492
Deferred income tax liabilities	147,107
Other non-financial liabilities	2,036,240

9,654,336

Net assets acquired at fair value	1,083,523

Banco BMA SAU [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combination [text block]
The fair value of the assets identified acquired and liabilities assumed as of the acquisition date is as follows (figures stated in thousands of pesos in constant currency as of December 31, 2023):

Composition	Fair value recognized on acquisition
Assets
Cash and deposits in banks	160,975,229
Debt securities at fair value through profit or loss	51,232,686
Derivative financial instruments	22,198,599
Repo transactions	255,552,986
Other financial assets	16,610,423
Loans and other financing	290,578,416
Other debt securities	68,697,853
Financial assets delivered as guarantee	40,705,395
Current income tax assets	203,976
Equity instruments at fair value through profit or loss	190,362
Investments in associates and joint arrangements	9,599,589
Property, plant and equipment	37,443,475
Intangible assets	21,298,818
Deferred income tax assets	18,763,919
Other non-financial assets	7,400,772
Non-current assets held for sale	12,974,758

1,014,427,256

Liabilities
Deposits	675,034,941
Liabilities at fair value through profit or loss	20,346,543
Derivative financial instruments	8,578,570
Other financial liabilities	19,082,094
Financing received from the Central Bank of Argentina and other financial institutions	10,666,322
Issued corporate bonds	5,920,878
Current income tax liabilities	20,058,160
Provisions	2,983,960
Deferred income tax liabilities	17,707,310
Other non-financial liabilities	54,821,380

835,200,158

Net assets acquired at fair value	179,227,098